Debt (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 04, 2012 1.35% Senior notes due 2017 [Member]	Dec. 04, 2012 4.00% Senior notes due 2042 [Member]	Dec. 31, 2010 7.45% Debentures due 2097 [Member]	Jun. 30, 2010 7.45% Debentures due 2097 [Member]
Debt (Textual) [Abstract]
Issue of debt securities				$ 700,000	$ 300,000
Debt instrument, interest rate				1.35%	4.00%		7.45%
Repurchase of debentures						136,500
Costs related to the repurchase increased interest expense			24,165
Additional Debt (Textual) [Abstract]
Maturities of long-term debt 2013	3,689
Maturities of long-term debt 2014	500,488
Maturities of long-term debt 2015	325
Maturities of long-term debt 2016	(146)
Maturities of long-term debt 2017	700,149
Interest expense on long-term debt	$ 36,188	$ 31,883	$ 64,442